Distribution Date:	05/16/25	BMO 2023-5C2 MORTGAGE TRUST
Determination Date:	05/12/25
Next Distribution Date:	06/17/25
Record Date:	04/30/25	Commercial Mortgage Pass-Through Certificates
Series 2023-5C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 2)	15-16		Attention: Michael Tilden		michael_a_tilden@keybank.com
Principal Prepayment Detail	17		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Historical Detail	18	Special Servicer	Greystone Servicing Company LLC
Delinquency Loan Detail	19		Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Collateral Stratification and Historical Detail	20		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	23		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	26		1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	LD III Sub XIV, LLC
Supplemental Notes	27	Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05610QAA1	6.800930%	600,000.00	424,532.45	11,990.55	2,406.01	0.00	0.00	14,396.56	412,541.90	30.01%	30.00%
A-2	05610QAB9	6.672670%	101,000,000.00	101,000,000.00	0.00	561,616.39	0.00	0.00	561,616.39	101,000,000.00	30.01%	30.00%
A-3	05610QAC7	7.054858%	426,557,000.00	426,557,000.00	0.00	2,507,749.07	0.00	0.00	2,507,749.07	426,557,000.00	30.01%	30.00%
A-S	05610QAF0	7.243958%	99,030,000.00	99,030,000.00	0.00	597,807.60	0.00	0.00	597,807.60	99,030,000.00	16.88%	16.88%
B	05610QAG8	7.243958%	33,010,000.00	33,010,000.00	0.00	199,269.20	0.00	0.00	199,269.20	33,010,000.00	12.50%	12.50%
C	05610QAH6	7.243958%	26,408,000.00	26,408,000.00	0.00	159,415.36	0.00	0.00	159,415.36	26,408,000.00	9.00%	9.00%
D	05610QAQ6	5.000000%	15,090,000.00	15,090,000.00	0.00	62,875.00	0.00	0.00	62,875.00	15,090,000.00	7.00%	7.00%
E	05610QAS2	5.243958%	7,545,000.00	7,545,000.00	0.00	32,971.38	0.00	0.00	32,971.38	7,545,000.00	6.00%	6.00%
F	05610QAU7	5.243958%	10,375,000.00	10,375,000.00	0.00	45,338.38	0.00	0.00	45,338.38	10,375,000.00	4.63%	4.63%
G-RR	05610QAW3	7.243958%	12,260,000.00	12,260,000.00	0.00	74,009.10	0.00	0.00	74,009.10	12,260,000.00	3.00%	3.00%
J-RR*	05610QAY9	7.243958%	22,636,275.00	22,636,275.00	0.00	132,834.82	0.00	0.00	132,834.82	22,636,275.00	0.00%	0.00%
VRR Interest	N/A	7.243958%	22,534,323.00	22,529,082.46	358.11	135,885.91	0.00	0.00	136,244.02	22,528,724.35	0.00%	0.00%
R	05610QBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			777,045,598.00	776,864,889.91	12,348.66	4,512,178.22	0.00	0.00	4,524,526.88	776,852,541.25

X-A	05610QAD5	0.262415%	528,157,000.00	527,981,532.44	0.00	115,458.38	0.00	0.00	115,458.38	527,969,541.90
X-D	05610QAJ2	2.243958%	15,090,000.00	15,090,000.00	0.00	28,217.77	0.00	0.00	28,217.77	15,090,000.00
X-E	05610QAL7	2.000000%	7,545,000.00	7,545,000.00	0.00	12,575.00	0.00	0.00	12,575.00	7,545,000.00
X-F	05610QAN3	2.000000%	10,375,000.00	10,375,000.00	0.00	17,291.67	0.00	0.00	17,291.67	10,375,000.00
Notional SubTotal			561,167,000.00	560,991,532.44	0.00	173,542.82	0.00	0.00	173,542.82	560,979,541.90

Deal Distribution Total					12,348.66	4,685,721.04	0.00	0.00	4,698,069.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05610QAA1	707.55408333	19.98425000	4.01001667	0.00000000	0.00000000	0.00000000	0.00000000	23.99426667	687.56983333
A-2	05610QAB9	1,000.00000000	0.00000000	5.56055832	0.00000000	0.00000000	0.00000000	0.00000000	5.56055832	1,000.00000000
A-3	05610QAC7	1,000.00000000	0.00000000	5.87904798	0.00000000	0.00000000	0.00000000	0.00000000	5.87904798	1,000.00000000
A-S	05610QAF0	1,000.00000000	0.00000000	6.03663132	0.00000000	0.00000000	0.00000000	0.00000000	6.03663132	1,000.00000000
B	05610QAG8	1,000.00000000	0.00000000	6.03663132	0.00000000	0.00000000	0.00000000	0.00000000	6.03663132	1,000.00000000
C	05610QAH6	1,000.00000000	0.00000000	6.03663132	0.00000000	0.00000000	0.00000000	0.00000000	6.03663132	1,000.00000000
D	05610QAQ6	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
E	05610QAS2	1,000.00000000	0.00000000	4.36996421	0.00000000	0.00000000	0.00000000	0.00000000	4.36996421	1,000.00000000
F	05610QAU7	1,000.00000000	0.00000000	4.36996434	0.00000000	0.00000000	0.00000000	0.00000000	4.36996434	1,000.00000000
G-RR	05610QAW3	1,000.00000000	0.00000000	6.03663132	0.00000000	0.00000000	0.00000000	0.00000000	6.03663132	1,000.00000000
J-RR	05610QAY9	1,000.00000000	0.00000000	5.86822788	0.16840359	0.67995949	0.00000000	0.00000000	5.86822788	1,000.00000000
VRR Interest	N/A	999.76744187	0.01589176	6.03017495	0.00505229	0.02039910	0.00000000	0.00000000	6.04606670	999.75155011
R	05610QBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05610QAD5	999.66777386	0.00000000	0.21860617	0.00000000	0.00000000	0.00000000	0.00000000	0.21860617	999.64507126
X-D	05610QAJ2	1,000.00000000	0.00000000	1.86996488	0.00000000	0.00000000	0.00000000	0.00000000	1.86996488	1,000.00000000
X-E	05610QAL7	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-F	05610QAN3	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	04/01/25 - 04/30/25	30	0.00	2,406.01	0.00	2,406.01	0.00	0.00	0.00	2,406.01	0.00
A-2	04/01/25 - 04/30/25	30	0.00	561,616.39	0.00	561,616.39	0.00	0.00	0.00	561,616.39	0.00
A-3	04/01/25 - 04/30/25	30	0.00	2,507,749.07	0.00	2,507,749.07	0.00	0.00	0.00	2,507,749.07	0.00
X-A	04/01/25 - 04/30/25	30	0.00	115,458.38	0.00	115,458.38	0.00	0.00	0.00	115,458.38	0.00
A-S	04/01/25 - 04/30/25	30	0.00	597,807.60	0.00	597,807.60	0.00	0.00	0.00	597,807.60	0.00
B	04/01/25 - 04/30/25	30	0.00	199,269.20	0.00	199,269.20	0.00	0.00	0.00	199,269.20	0.00
C	04/01/25 - 04/30/25	30	0.00	159,415.36	0.00	159,415.36	0.00	0.00	0.00	159,415.36	0.00
X-D	04/01/25 - 04/30/25	30	0.00	28,217.77	0.00	28,217.77	0.00	0.00	0.00	28,217.77	0.00
X-E	04/01/25 - 04/30/25	30	0.00	12,575.00	0.00	12,575.00	0.00	0.00	0.00	12,575.00	0.00
X-F	04/01/25 - 04/30/25	30	0.00	17,291.67	0.00	17,291.67	0.00	0.00	0.00	17,291.67	0.00
D	04/01/25 - 04/30/25	30	0.00	62,875.00	0.00	62,875.00	0.00	0.00	0.00	62,875.00	0.00
E	04/01/25 - 04/30/25	30	0.00	32,971.38	0.00	32,971.38	0.00	0.00	0.00	32,971.38	0.00
F	04/01/25 - 04/30/25	30	0.00	45,338.38	0.00	45,338.38	0.00	0.00	0.00	45,338.38	0.00
G-RR	04/01/25 - 04/30/25	30	0.00	74,009.10	0.00	74,009.10	0.00	0.00	0.00	74,009.10	0.00
J-RR	04/01/25 - 04/30/25	30	11,510.24	136,646.85	0.00	136,646.85	3,812.03	0.00	0.00	132,834.82	15,391.75
VRR Interest	04/01/25 - 04/30/25	30	343.75	135,999.76	0.00	135,999.76	113.85	0.00	0.00	135,885.91	459.68
Totals			11,853.99	4,689,646.92	0.00	4,689,646.92	3,925.88	0.00	0.00	4,685,721.04	15,851.43

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,698,069.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,701,350.73	Master Servicing Fee	2,821.63
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,775.58
Interest Adjustments	0.00	Trustee Fee	391.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	323.69
ARD Interest	0.00	Operating Advisor Fee	1,204.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	187.74
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,701,350.73	Total Fees	11,703.78

Principal		Expenses/Reimbursements
Scheduled Principal	12,348.66	Reimbursement for Interest on Advances	659.21
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,266.67
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	12,348.66	Total Expenses/Reimbursements	3,925.88

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,685,721.04
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	12,348.66
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,698,069.70
Total Funds Collected	4,713,699.39	Total Funds Distributed	4,713,699.36

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	776,864,890.26	776,864,890.26	Beginning Certificate Balance	776,864,889.91
(-) Scheduled Principal Collections	12,348.66	12,348.66	(-) Principal Distributions	12,348.66
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	776,852,541.60	776,852,541.60	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	776,864,890.26	776,864,890.26	Ending Certificate Balance	776,852,541.25
Ending Actual Collateral Balance	776,852,541.60	776,852,541.60

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.35)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.35)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.24%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
4,999,999 or less	7	26,483,060.45	3.41%	40	7.4254	1.650919	1.49 or less	30	548,949,231.15	70.66%	41	7.2230	1.237521
5,000,000 to 9,999,999	14	93,438,231.15	12.03%	40	7.6879	1.376464	1.50 to 1.59	1	4,800,000.00	0.62%	39	4.8550	1.510000
10,000,000 to 19,999,999	9	122,661,250.00	15.79%	39	7.4189	1.425676	1.60 to 1.69	4	44,489,000.00	5.73%	38	7.7207	1.616628
20,000,000 to 29,999,999	10	220,270,000.00	28.35%	41	7.5096	1.583189	1.70 to 1.79	3	47,850,000.00	6.16%	41	7.4623	1.730784
30,000,000 to 39,999,999	3	91,500,000.00	11.78%	41	8.0802	1.304098	1.80 to 1.89	1	18,136,250.00	2.33%	42	6.4732	1.840000
40,000,000 or higher	4	222,500,000.00	28.64%	41	6.3958	1.362135	1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578	2.00 or more	8	112,628,060.45	14.50%	41	7.4155	2.163272
							Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Arizona	2	30,000,000.00	3.86%	41	7.8500	1.210000
							Industrial	9	96,692,148.15	12.45%	40	7.2594	1.655345
Arkansas	6	11,981,000.00	1.54%	41	7.4140	1.720000
							Lodging	3	40,308,060.45	5.19%	42	8.4198	1.489358
California	7	115,854,721.68	14.91%	41	7.5634	1.833272
							Mixed Use	4	71,765,000.00	9.24%	40	7.3320	1.682864
Colorado	2	3,792,000.00	0.49%	41	7.0300	1.190000
							Mobile Home Park	1	3,450,000.00	0.44%	40	7.3910	1.250000
Connecticut	1	65,000,000.00	8.37%	40	7.7950	1.480000
							Multi-Family	16	132,575,000.00	17.07%	41	5.8000	1.062101
Florida	1	8,000,000.00	1.03%	40	8.5400	1.620000
							Office	9	201,122,333.00	25.89%	40	7.7684	1.533303
Georgia	2	36,108,060.45	4.65%	42	8.4040	1.464857
							Retail	7	210,940,000.00	27.15%	41	7.4742	1.364251
Illinois	1	10,975,000.00	1.41%	39	6.7500	0.560000
							Self Storage	13	20,000,000.00	2.57%	41	7.0300	1.190000
Indiana	1	3,450,000.00	0.44%	40	7.3910	1.250000
							Totals	62	776,852,541.60	100.00%	41	7.2620	1.439578
Maryland	3	10,822,832.35	1.39%	42	6.5408	1.761091

Massachusetts	1	2,036,941.18	0.26%	41	7.0300	1.190000

Missouri	4	11,669,000.00	1.50%	41	7.4140	1.720000

Nebraska	1	62,500,000.00	8.05%	41	6.4000	1.430000

Nevada	2	18,467,300.00	2.38%	41	7.2889	1.088704

New Jersey	7	81,149,000.00	10.45%	40	7.7212	1.396717

New York	9	100,348,333.00	12.92%	40	7.6753	1.347427

North Carolina	1	15,000,000.00	1.93%	37	7.3875	1.250000

Pennsylvania	2	137,500,000.00	17.70%	41	5.8643	1.231818

Texas	7	8,598,352.94	1.11%	41	7.0300	1.190000

Virginia	1	17,500,000.00	2.25%	39	8.3030	1.600000

Washington	1	26,100,000.00	3.36%	42	8.0600	1.290000

Totals	62	776,852,541.60	100.00%	41	7.2620	1.439578

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.99999 or less	2	79,800,000.00	10.27%	41	4.6869	0.842707	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.99999	1	10,000,000.00	1.29%	35	5.8400	1.640000	13 months to 24 months	44	748,852,541.60	96.40%	41	7.2603	1.442313
	6.00000 to 6.49999	3	101,156,250.00	13.02%	41	6.3570	1.740848	25 months to 36 months	3	28,000,000.00	3.60%	35	7.3070	1.366429
	6.50000 to 6.99999	1	10,975,000.00	1.41%	39	6.7500	0.560000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	7.00000 to 7.49999	16	162,209,231.15	20.88%	40	7.2964	1.598100	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	13	235,214,000.00	30.28%	41	7.8816	1.369098	Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578
	8.00000 or higher	11	177,498,060.45	22.85%	41	8.1949	1.527852
	Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	53 or higher	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	45	764,368,583.00	98.39%	41	7.2568	1.435925
	Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578	296 months or less	1	4,608,060.45	0.59%	39	8.5000	2.250000
								297 months or greater	1	7,875,898.15	1.01%	40	7.0500	1.320000
								Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		12	84,400,000.00	10.86%	40	7.4604	1.714212			No outstanding loans in this group
	12 months or less	35	692,452,541.60	89.14%	41	7.2379	1.406104
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	776,852,541.60	100.00%	41	7.2620	1.439578
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-1	10249338	1	MF	Philadelphia	PA	Actual/360	4.676%	292,258.75	0.00	0.00	N/A	10/08/28	--	75,000,000.00	75,000,000.00	05/08/25
2-A-1	10249343	1	RT	West Hartford	CT	Actual/360	7.795%	259,833.33	0.00	0.00	N/A	09/06/28	--	40,000,000.00	40,000,000.00	05/06/25
2-A-3	10249347	1				Actual/360	7.795%	129,916.67	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	05/06/25
2-A-7	10249351	1				Actual/360	7.795%	32,479.17	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	05/06/25
3	10249352	1	RT	Papillion	NE	Actual/360	6.400%	333,333.33	0.00	0.00	N/A	10/06/28	--	62,500,000.00	62,500,000.00	05/06/25
4-A-1	10249353	1	MU	Collegeville	PA	Actual/360	7.290%	121,500.00	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	05/06/25
4-A-2	10249354	1				Actual/360	7.290%	121,500.00	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	05/06/25
4-A-4	10249356	1				Actual/360	7.290%	60,750.00	0.00	0.00	N/A	09/06/28	--	10,000,000.00	10,000,000.00	05/06/25
4-A-6	10249358	1				Actual/360	7.290%	30,375.00	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	05/06/25
4-A-8	10249360	1				Actual/360	7.290%	30,375.00	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	05/06/25
4-A-12	10249364	1				Actual/360	7.290%	15,187.50	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	05/06/25
5	10249365	1	OF	New York	NY	Actual/360	7.960%	192,366.67	0.00	0.00	N/A	10/01/28	--	29,000,000.00	29,000,000.00	05/01/25
5-A-4	10249369	1				Actual/360	7.960%	132,666.67	0.00	0.00	N/A	10/01/28	--	20,000,000.00	20,000,000.00	05/01/25
5-A-6-1	10249371	1				Actual/360	7.960%	59,700.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	05/01/25
6-A-1	10249374	1	OF	Oakland	CA	Actual/360	8.012%	300,457.50	0.00	0.00	N/A	11/06/28	--	45,000,000.00	45,000,000.00	05/06/25
7	10249376	1	LO	Atlanta	GA	Actual/360	8.390%	220,237.50	0.00	0.00	N/A	11/06/28	--	31,500,000.00	31,500,000.00	05/06/25
8	10249378	1	RT	Various	AZ	Actual/360	7.850%	196,250.00	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	04/06/25
9	10249379	1	OF	Red Bank	NJ	Actual/360	7.985%	199,625.00	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	05/06/25
10	10249384	1	RT	Lacey	WA	Actual/360	8.060%	175,305.00	0.00	0.00	N/A	11/06/28	--	26,100,000.00	26,100,000.00	05/06/25
11	10249385	1	MF	Various	Various	Actual/360	7.414%	146,117.58	0.00	0.00	N/A	10/06/28	--	23,650,000.00	23,650,000.00	05/06/25
12	10249386	1	IN	Keyport	NJ	Actual/360	7.840%	137,200.00	0.00	0.00	N/A	10/06/28	--	21,000,000.00	21,000,000.00	05/06/25
13	10249387	1	IN	Los Angeles	CA	Actual/360	6.123%	104,706.72	0.00	0.00	N/A	11/06/28	--	20,520,000.00	20,520,000.00	05/06/25
14	10249388	1	SS	Various	Various	Actual/360	7.030%	117,166.67	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	04/06/25
15-A-3-4	10249389	1	OF	New York	NY	Actual/360	7.440%	46,500.00	0.00	0.00	N/A	07/06/28	--	7,500,000.00	7,500,000.00	04/06/25
15-A-3-7	10249390	1				Actual/360	7.440%	35,133.34	0.00	0.00	N/A	07/06/28	--	5,666,667.00	5,666,667.00	04/06/25
15-A-3-8	10249391	1				Actual/360	7.440%	35,133.33	0.00	0.00	N/A	07/06/28	--	5,666,666.00	5,666,666.00	04/06/25
16	10249392	1	IN	Various	Various	Actual/360	6.473%	97,832.98	0.00	0.00	N/A	11/06/28	--	18,136,250.00	18,136,250.00	05/06/25
17-A-3	10247711	1	IN	Riverside	CA	Actual/360	8.122%	87,988.33	0.00	0.00	N/A	04/01/28	--	13,000,000.00	13,000,000.00	05/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17-A-4	10247712	1				Actual/360	8.122%	33,841.67	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	05/01/25
18-A-7-2	10249393	1	RT	Richmond	VA	Actual/360	8.303%	121,085.42	0.00	0.00	N/A	08/01/28	--	17,500,000.00	17,500,000.00	04/01/25
19	10249394	1	OF	El Segundo	CA	Actual/360	7.832%	99,858.00	0.00	0.00	N/A	11/06/28	--	15,300,000.00	15,300,000.00	04/06/25
20-A-4	10249395	1	OF	Charlotte	NC	Actual/360	7.388%	92,343.75	0.00	0.00	N/A	06/06/28	--	15,000,000.00	15,000,000.00	04/06/25
21	10249396	1	Various Various		Various	Actual/360	8.290%	88,081.25	0.00	0.00	N/A	10/06/28	--	12,750,000.00	12,750,000.00	05/06/25
22	10249397	1	MF	Chicago	IL	Actual/360	6.750%	61,734.38	0.00	0.00	N/A	08/06/28	--	10,975,000.00	10,975,000.00	03/06/25
23-A-9	10249398	1	OF	Jersey City	NJ	Actual/360	5.840%	48,666.67	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	04/06/25
24	10249399	1	RT	Las Vegas	NV	Actual/360	8.004%	65,632.80	0.00	0.00	N/A	10/06/28	--	9,840,000.00	9,840,000.00	05/06/25
25	10248342	1	OF	Jersey City	NJ	Actual/360	7.950%	59,552.13	0.00	0.00	N/A	09/06/28	--	8,989,000.00	8,989,000.00	05/06/25
26	10249400	1	MF	Kissimmee	FL	Actual/360	8.540%	56,933.33	0.00	0.00	N/A	09/06/28	--	8,000,000.00	8,000,000.00	04/06/25
27	10249401	1	IN	Inglewood	CA	Actual/360	7.050%	46,313.08	7,180.03	0.00	N/A	09/06/28	--	7,883,078.18	7,875,898.15	05/06/25
28	10249402	1	MU	Ridgewood	NY	Actual/360	7.330%	34,512.08	0.00	0.00	N/A	09/06/28	--	5,650,000.00	5,650,000.00	05/06/25
29	10249403	1	MF	Bronx	NY	Actual/360	7.355%	32,178.13	0.00	0.00	N/A	10/06/28	--	5,250,000.00	5,250,000.00	05/06/25
30	10249404	1	MF	Ceres	CA	Actual/360	7.870%	32,135.83	0.00	0.00	N/A	09/01/28	--	4,900,000.00	4,900,000.00	05/01/25
31	10249405	1	MF	Bronx	NY	Actual/360	4.855%	19,420.00	0.00	0.00	N/A	08/06/28	--	4,800,000.00	4,800,000.00	05/06/25
32	10249406	1	LO	Douglas	GA	Actual/360	8.500%	32,677.04	5,168.63	0.00	N/A	08/06/28	--	4,613,229.08	4,608,060.45	05/06/25
33	10249407	1	LO	Brooklyn	NY	Actual/360	8.555%	29,942.50	0.00	0.00	N/A	11/06/28	--	4,200,000.00	4,200,000.00	05/06/25
34	10249408	1	MH	La Porte	IN	Actual/360	7.391%	21,249.13	0.00	0.00	N/A	09/06/28	--	3,450,000.00	3,450,000.00	05/06/25
35	10249409	1	MU	Brooklyn	NY	Actual/360	7.880%	13,297.50	0.00	0.00	N/A	09/06/28	--	2,025,000.00	2,025,000.00	01/06/25
Totals								4,701,350.73	12,348.66	0.00				776,864,890.26	776,852,541.60
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-1	1	0.00	15,906,285.97	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1	1	0.00	29,905,925.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3	1	0.00	21,780,247.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-7	1	0.00	21,780,247.20	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	5,862,336.74	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-1	1	0.00	13,652,459.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4-A-12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	0.00	11,413,327.81	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-4	1	0.00	6,598,560.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-6-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1	1	0.00	10,965,189.23	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	0.00	5,340,512.20	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	8,175,740.00	01/01/24	12/31/24	--	0.00	0.00	195,968.75	195,968.75	0.00	0.00
9	1	0.00	6,150,897.19	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	0.00	2,942,034.78	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	0.00	3,199,077.93	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	0.00	2,292,730.30	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	0.00	3,415,002.25	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	0.00	7,267,283.00	07/01/23	06/30/24	--	0.00	0.00	117,125.01	117,125.01	0.00	0.00
15-A-3-4	1	0.00	23,992,138.50	01/01/24	09/30/24	--	0.00	0.00	46,476.56	46,476.56	0.00	0.00
15-A-3-7	1	0.00	23,992,138.50	01/01/24	09/30/24	--	0.00	0.00	35,115.63	35,115.63	0.00	0.00
15-A-3-8	1	0.00	23,992,138.50	01/01/24	09/30/24	--	0.00	0.00	35,115.62	35,115.62	0.00	0.00
16	1	0.00	2,317,473.38	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A-3	1	5,993,888.28	4,174,950.88	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18-A-7-2	1	0.00	19,361,528.40	01/01/24	09/30/24	--	0.00	0.00	121,030.73	121,030.73	0.00	0.00
19	1	0.00	1,732,108.29	01/01/24	12/31/24	--	0.00	0.00	99,204.56	99,204.56	0.00	0.00
20-A-4	1	0.00	6,380,004.00	01/01/24	09/30/24	--	0.00	0.00	92,312.49	92,312.49	0.00	0.00
21	1	0.00	1,394,112.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	465,592.00	432,419.52	04/01/24	03/31/25	--	0.00	0.00	61,586.03	125,480.08	0.00	0.00
23-A-9	1	22,674,370.12	23,607,529.00	01/01/24	12/31/24	--	0.00	0.00	48,645.83	48,645.83	0.00	0.00
24	1	0.00	376,602.70	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1	0.00	1,287,204.64	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	0.00	0.00	--	--	--	0.00	0.00	56,591.67	56,591.67	0.00	0.00
27	1	0.00	890,350.62	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	0.00	575,159.36	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	1,161,345.21	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	329,301.17	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	103,480.02	01/01/24	06/30/24	--	0.00	0.00	13,270.13	53,168.50	7,776.34	0.00
Totals		29,133,850.40	312,747,842.48				0.00	0.00	922,443.01	1,026,235.43	7,776.34	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
05/16/25	1	10,975,000.00	0	0.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262030%	7.243951%	41
04/17/25	1	10,975,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262036%	7.243958%	42
03/17/25	3	18,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262041%	7.243963%	43
02/18/25	4	26,189,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262050%	7.243971%	44
01/17/25	2	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262055%	7.243976%	45
12/17/24	2	13,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262059%	7.243981%	46
11/18/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262065%	7.243987%	47
10/18/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262070%	7.243992%	48
09/17/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262076%	7.243998%	49
08/16/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262081%	7.244002%	50
07/17/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262085%	7.244007%	51
06/17/24	1	10,975,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262091%	7.244013%	52
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
8	10249378	04/06/25	0	B	195,968.75	195,968.75	0.00	30,000,000.00
14	10249388	04/06/25	0	B	117,125.01	117,125.01	0.00	20,000,000.00
15-A-3-4	10249389	04/06/25	0	B	46,476.56	46,476.56	0.00	7,500,000.00
15-A-3-7	10249390	04/06/25	0	B	35,115.63	35,115.63	0.00	5,666,667.00
15-A-3-8	10249391	04/06/25	0	B	35,115.62	35,115.62	0.00	5,666,666.00
18-A-7-2	10249393	04/01/25	0	B	121,030.73	121,030.73	0.00	17,500,000.00
19	10249394	04/06/25	0	B	99,204.56	99,204.56	0.00	15,300,000.00
20-A-4	10249395	04/06/25	0	B	92,312.49	92,312.49	0.00	15,000,000.00
22	10249397	03/06/25	1	1	61,586.03	125,480.08	8,491.00	10,975,000.00
23-A-9	10249398	04/06/25	0	B	48,645.83	48,645.83	0.00	10,000,000.00
26	10249400	04/06/25	0	B	56,591.67	56,591.67	0.00	8,000,000.00
35	10249409	01/06/25	3	3	13,270.13	53,168.50	7,776.34	2,025,000.00	04/08/25	13
Totals					922,443.01	1,026,235.43	16,267.34	147,633,333.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		28,000,000	28,000,000	0		0
37 - 48 Months		748,852,542	735,852,542	13,000,000		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

May-25	776,852,542	763,852,542	10,975,000	0	2,025,000	0
Apr-25	776,864,890	763,864,890	10,975,000	2,025,000	0	0
Mar-25	776,874,542	758,624,542	18,250,000	0	0	0
Feb-25	776,891,996	750,702,996	26,189,000	0	0	0
Jan-25	776,901,470	763,901,470	13,000,000	0	0	0
Dec-24	776,910,882	763,910,882	13,000,000	0	0	0
Nov-24	776,922,861	765,947,861	10,975,000	0	0	0
Oct-24	776,932,134	765,957,134	10,975,000	0	0	0
Sep-24	776,943,978	765,968,978	10,975,000	0	0	0
Aug-24	776,953,112	765,978,112	10,975,000	0	0	0
Jul-24	776,962,186	765,987,186	10,975,000	0	0	0
Jun-24	776,973,840	765,998,840	10,975,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
35	10249409	2,025,000.00	2,025,000.00	2,700,000.00	08/08/23	102,877.02	1.27000	06/30/24	09/06/28	I/O
Totals		2,025,000.00	2,025,000.00	2,700,000.00		102,877.02

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	10249409	MU	NY	04/08/25	13
"	5/12/2025 New transfer as of 4/8/25. File is under review. SS has sent Borrower a PNA and Hello Letter.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	635.97	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	23.24	0.00	0.00	0.00
35	0.00	0.00	3,266.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,266.67	0.00	0.00	0.00	0.00	0.00	659.21	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,925.88

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Supplemental Notes
None

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